Related party transactions	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Related party transactions

Note 15 — Related party transactions

	As of March 31,
	2023	2022
Related Party Payables
James Foster	89	101,167
Cameron Lee Shaw	18,207	25,016
Total Related Party Payables	18,296	126,183

The Company has a payable to two of its Officers, James Foster and Cameron Shaw at March 31, 2023. This amount has subsequently been paid as of the date of this report. In addition, during the year ended March 31, 2023, a payable of $149,433 to one of the Company's officers was settled for 54,300 ordinary shares of the Company valued at $0.73 per share. The remaining $109,570 contribution is a component of Reserves for the year ended March 31, 2023.

For the year ended March 31, 2023 and 2022, accrued bonuses for related parties totaled $389,800 and $0, respectively.

Related party compensation for the Company's Officers and Directors for the years ended March 31, 2023 and 2022 are as follows:

	Year	Salary	Bonus	Option Awards (1)	Total
James Foster, Chief Executive Officer	2023	247,500	100,000	1,277,675	1,625,175
	2022	137,766	—	—	137,766

Cameron Shaw, Chief Operations Officer	2023	215,000	100,000	1,277,675	1,592,675
	2022	60,000	—	—	60,000

Dr. Tomasz George, Chief Scientific Officer	2023	144,000	50,000	257,250	451,250
	2022	166,275	—	—	166,275

Mark Ternouth, Chief Technical Officer	2023	90,000	—	315,560	405,560
	2022	42,163	—	—	42,163

Jason Davis, Chief Financial Officer	2023	237,500	—	686,000	923,500
	2022	—	—	—	—

Evan Norton, Independent Director	2023	27,500	—	68,600	96,100
	2022	—	—	—	—

Yair Erez, Independent Director	2023	27,500	—	68,600	96,100
	2022	—	—	—	—

Nelson Haight, Independent Director	2023	14,783	—	27,400	42,183
	2022	—	—	—	—

(1) These amounts represent the aggregate grant fair value of stock options granted in the year ended March 31, 2023, calculated in accordance with IFRS 2 “Share-based payment". Assumptions used in the calculation of these amounts are discussed in Note 11.